Leases - Disclosure of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 28,235	$ 27,513
Ending balance	29,256	28,235
COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	82,053	79,198
Additions	5,893	5,484
Business combinations/(business disposition)	(14)	14
Ending balance	83,612	82,053
ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(53,818)	(51,685)
Ending balance	(54,356)	(53,818)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,079	4,126
Ending balance	4,150	4,079
Right-of-use assets | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,171	6,685
Additions	1,017	788
Transfers	(201)	(255)
Business combinations/(business disposition)	(9)	12
Lease terminations	(42)	(53)
Impairment losses recognized in earnings	(124)	(6)
Ending balance	7,812	7,171
Right-of-use assets | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,092)	(2,559)
Transfers	(117)	(133)
Business combinations/(business disposition)	(7)
Lease terminations	(15)	(28)
Depreciation	709	694
Ending balance	(3,662)	(3,092)
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,686	2,217
Ending balance	1,889	1,686
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,240	3,690
Additions	681	574
Transfers	(195)	(977)
Business combinations/(business disposition)	2	0
Lease terminations	(35)	(47)
Impairment losses recognized in earnings	0	0
Ending balance	3,693	3,240
Right-of-use assets | NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,554)	(1,473)
Transfers	(112)	(310)
Business combinations/(business disposition)	0
Lease terminations	(12)	(28)
Depreciation	374	419
Ending balance	(1,804)	(1,554)
Right-of-use assets | LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,393	1,909
Ending balance	2,261	2,393
Right-of-use assets | LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,931	2,995
Additions	336	214
Transfers	(6)	722
Business combinations/(business disposition)	(11)	12
Lease terminations	(7)	(6)
Impairment losses recognized in earnings	(124)	(6)
Ending balance	4,119	3,931
Right-of-use assets | LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,538)	(1,086)
Transfers	(5)	177
Business combinations/(business disposition)	(7)
Lease terminations	(3)	0
Depreciation	335	275
Ending balance	$ (1,858)	$ (1,538)